FAIR VALUE MEASUREMENT - Summary of assets measured at fair value on a recurring basis (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-short term investment	¥ 985,642	¥ 1,766,577
Available-for-sale debt investments-Long term investment	863,625	928,200
Available-for-sale debt investments
Unrealized gains	59,241	35,450
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-Total	2,621,054	2,955,361
Investments Elected Measure At Fair Value [Member] | Fair Value, Recurring [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments elected measure at fair value	712,672	159,152
Unrealized gain	12,860	3,315
Investments Elected Measure At Fair Value [Member] | Fair Value, Recurring [Member] | Long-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments elected measure at fair value	59,115	101,432
Available-for-sale Investments [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments	1,849,267	2,694,777
Available-for-sale debt investments
Original cost	1,790,026	2,659,327
Unrealized gains	59,241	35,450
Unrealized loss	0	0
Provision for decline in value	0	0
Available-for-sale Investments [Member] | Fair Value, Recurring [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-short term investment	985,642	1,766,577
Available-for-sale debt investments
Original cost	966,011	1,752,828
Unrealized gains	19,631	13,749
Unrealized loss	0	0
Provision for decline in value	0	0
Available-for-sale Investments [Member] | Fair Value, Recurring [Member] | Long-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-Long term investment	863,625	928,200
Available-for-sale debt investments
Original cost	824,015	906,499
Unrealized gains	39,610	21,701
Unrealized loss	0	0
Provision for decline in value	0	0
Quoted Prices in Active Market for Identical Assets [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-Total	202,635	207,329
Quoted Prices in Active Market for Identical Assets [Member] | Investments Elected Measure At Fair Value [Member] | Fair Value, Recurring [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments elected measure at fair value	0	0
Quoted Prices in Active Market for Identical Assets [Member] | Investments Elected Measure At Fair Value [Member] | Fair Value, Recurring [Member] | Long-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments elected measure at fair value	0	0
Quoted Prices in Active Market for Identical Assets [Member] | Available-for-sale Investments [Member] | Fair Value, Recurring [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-short term investment	202,635	207,329
Quoted Prices in Active Market for Identical Assets [Member] | Available-for-sale Investments [Member] | Fair Value, Recurring [Member] | Long-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-Long term investment	0	0
Significant Other Observable Inputs [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-Total	2,418,419	2,748,032
Significant Other Observable Inputs [Member] | Investments Elected Measure At Fair Value [Member] | Fair Value, Recurring [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments elected measure at fair value	712,672	159,152
Significant Other Observable Inputs [Member] | Investments Elected Measure At Fair Value [Member] | Fair Value, Recurring [Member] | Long-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments elected measure at fair value	59,115	101,432
Significant Other Observable Inputs [Member] | Available-for-sale Investments [Member] | Fair Value, Recurring [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-short term investment	783,007	1,559,248
Significant Other Observable Inputs [Member] | Available-for-sale Investments [Member] | Fair Value, Recurring [Member] | Long-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-Long term investment	863,625	928,200
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-Total	0	0
Significant Unobservable Inputs (Level 3) [Member] | Investments Elected Measure At Fair Value [Member] | Fair Value, Recurring [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments elected measure at fair value	0	0
Significant Unobservable Inputs (Level 3) [Member] | Investments Elected Measure At Fair Value [Member] | Fair Value, Recurring [Member] | Long-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments elected measure at fair value	0	0
Significant Unobservable Inputs (Level 3) [Member] | Available-for-sale Investments [Member] | Fair Value, Recurring [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-short term investment	0	0
Significant Unobservable Inputs (Level 3) [Member] | Available-for-sale Investments [Member] | Fair Value, Recurring [Member] | Long-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-Long term investment	¥ 0	¥ 0